Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per share [text block]
15	Earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	13,619,928	13,332,431	12,354,114
Weighted average number of ordinary shares in issue	1,076,869,344	1,086,698,914	1,104,155,407

Basic earnings per share (in RMB)	12.65	12.27	11.19

Basic earnings per ADS (in RMB)			5.59

(b)
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2018 and 2019, the Group has three categories of potential dilutive ordinary shares: convertible promissory note (Note 31), convertible redeemable preferred shares (Note 32) and share options. For the year ended December 31, 2020, the Group has four categories of potential dilutive ordinary shares: including convertible promissory note and optionally convertible promissory notes (Note 33), share options and PSUs.

Share options and PSUs are not included in the computation of diluted earnings as the share options could not be exercised until six months after the Company completes its IPO.
For the years ended December 31, 2018 and 2019, convertible promissory note is also excluded in the computation of diluted earnings as the convertible promissory note can only be converted into ordinary shares upon successful IPO. Potential ordinary shares issuable upon conversion of Class C ordinary shares, recorded as convertible redeemable preferred shares in the consolidated financial statements, were not included in the calculation of diluted earnings per share for the years ended December 31, 2018 and 2019, as its effect would have been anti-dilutive.

(b)
For the year ended December 31, 2020, potential ordinary shares issuable upon conversion of optionally convertible promissory notes were not included in the calculation of diluted earnings per share, as its effect would have been anti-dilutive. Convertible promissory note is included in the computation of diluted earnings as its effect would have been dilutive for the year ended December 31, 2020.

	Year ended December 31,
	2018	2019	2020

	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	13,619,928	13,332,431	12,354,114
Interest expense on convertible instruments, net of tax	—	—	147,293

Net profit used to determine diluted earnings per share	13,619,928	13,332,431	12,501,407

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,076,869,344	1,086,698,914	1,104,155,407
Adjustments for:
Assumed conversion of convertible instruments	—	—	21,873,817

Weighted average number of ordinary share for diluted earnings per share	1,076,869,344	1,086,698,914	1,126,029,224

Diluted earnings per share (in RMB)	12.65	12.27	11.10

Diluted earnings per ADS (in RMB)			5.55